Ropes & Gray LLP
1211 Avenue of the Americas
New York, NY 10036-8704
December 31, 2009
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549-1090
Re:	Schroder Series Trust (File Nos. 33-65632; 811-7840)
Ladies and Gentlemen:
     Transmitted herewith for filing by means of electronic submission on behalf of Schroder Series Trust (the “Trust”) is Post-Effective Amendment No. 52 to the Trust’s Registration Statement under the Securities Act of 1933, as amended (the “Securities Act”), on Form N-1A.
          In addition to Part C, the Amendment includes the following documents:
     1. Prospectus for Investor Class and Advisor Class shares of four series of the Trust.
     2. Prospectus for Class A, R, Investor and Advisor shares of Schroder Multi-Asset Growth Portfolio, a series of the Trust.
     3. Statement of Additional Information for Investor Class and Advisor Class shares of four series of the Trust.
     4. Statement of Additional Information for Class A, R, Investor and Advisor shares of Schroder Multi-Asset Growth Portfolio, a series of the Trust.
     The Amendment is being submitted in connection with the Trust’s annual update. Note that the Amendment does not relate to the Municipal Bond Fund or the Short-Term Municipal Bond Fund, each of which have been liquidated. Pursuant to the provisions of Rule 485(a)(1) under the Securities Act, it is intended that the Amendment become effective on March 1, 2010.
     No fees are required in connection with this filing. Please direct any questions concerning this filing to me at (212) 596-9677 or to my colleague Chris Perriello at (617) 951-7162.

Regards, /s/ DAVID J. MARCINKUS
David J. Marcinkus

Enclosure
Cc:	Carin F. Muhlbaum, Esq. Alan M. Mandel Abby Ingber, Esq. Angel Lanier Timothy W. Diggins, Esq. Chris Perriello, Esq.